Cash, Cash Equivalents and Short-term Investments (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2021
Cash, Cash Equivalents and Short-term Investments
Schedule of cash, cash equivalents and short-term investments

	As of
	December 31,	June 30,
	2020	2021

	(In thousands)
Cash and cash equivalents:
Cash	$1,814,844	$2,005,106

Short-term investments:
Bank time deposits	1,515,880	750,467
Wealth management products	166,168	180,355
Subtotal	1,682,048	930,822

Total cash, cash equivalents and short-term investments	$3,496,892	$2,935,928

	As of
	December 31,	September 30,
	2020	2021

	(In thousands)
Cash and cash equivalents:
Cash	$1,814,844	$1,828,691

Short-term investments:
Bank time deposits	1,515,880	665,983
Wealth management products	166,168	212,504
Subtotal	1,682,048	878,487

Total cash, cash equivalents and short-term investments	$3,496,892	$2,707,178